CONSOLIDATED STATEMENT OF CASH FLOWS - (Parenthectical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents includes: [abstract]
Bank overdrafts	$ 140,000,000	$ 0	$ 0
Interest paid [abstract]
Capitalised interest	334,000,000	308,000,000	480,000,000
Total interest paid	$ 1,032,000.000	$ 1,038,000.000	$ 1,203,000